Short-term Investments (Tables)	6 Months Ended
Jun. 30, 2024
Short-term Investments
Schedule of Short-term Investments

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Wealth management product	-	109,663,603	15,387,495